Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Federal
Current	$ 3,057,729	$ 2,518,411	$ 2,264,618
Deferred	(2,247,339)	(1,767,062)	(236,153)
Total federal tax expense	810,390	751,349	2,028,465
State
Current	320,035	149,480	99,935
Deferred	(491,375)	(206,437)	(41,739)
Total state tax expense	(171,340)	(56,957)	58,196
Income tax expense	$ 639,050	$ 694,392	$ 2,086,661